BASIC AND DILUTED NET EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings Per Share) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Profit attributable to Eltek Ltd. shareholders	$ 365	$ 751	$ 1,367	$ 2,490
Denominator:
Denominator for basic profit per share weighted-average number of shares outstanding	6,715,402	6,706,379	6,714,721	6,541,077
Effect of diluting securities:
Employee share options	68,498	58,062	69,833	86,644
Denominator for diluted profit per share - adjusted weighted average shares and assumed exercises	6,783,900	6,764,441	6,784,554	6,627,720